TDR - By Type of Modification (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period		$ 1,981	$ 1,719	$ 152
Adjusted Interest Rate [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period		539	379	0
Principal Deferrals [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period		213	0	0
Combination of Rate and Payment [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	[1]	146	182	0
Combination Of Rate And Maturity [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	[2]	0	1,158	152
Extension of Maturity Date [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period		$ 1,083	$ 0	$ 0

[1]	) Terms include combination of interest rate adjustments and interest-only payments with deferral of principal.
[2]	(2) Terms include combination of interest rate adjustments and extensions of maturity.